Financial risk management and fair value estimates (Details 4)	Jun. 30, 2021 ARS ($)	Jun. 30, 2020 USD ($)
Less than 1 year [Member]
Statement [Line Items]
Trade and other payables	$ 2,748	$ 2,322
Borrowings	14,548	57,680
Finance lease obligations	57	80
Derivative financial instruments	49	125
Total	17,402	60,207
Between 1 and 2 years [Member]
Statement [Line Items]
Trade and other payables	104	234
Borrowings	38,351	4,931
Finance lease obligations	51	74
Derivative financial instruments	9	42
Total	38,515	5,281
Between 3and 4 years [Member]
Statement [Line Items]
Trade and other payables	0	329
Borrowings	211	98
Finance lease obligations	90	0
Derivative financial instruments	0	0
Total	301	508
More than 4 years [Member]
Statement [Line Items]
Trade and other payables	0	2
Borrowings	188	324
Finance lease obligations	1,767	1,939
Derivative financial instruments	0	0
Total	1,955	2,265
Between 2 and 3 years [Member]
Statement [Line Items]
Trade and other payables	1	104
Borrowings	5,695	40,975
Finance lease obligations	80	77
Derivative financial instruments		9
Total	5,776	41,165
Urban Properties And Investments Business [Member]
Statement [Line Items]
Trade and other payables	2,853	2,991
Borrowings	58,993	104,008
Finance lease obligations	2,045	2,251
Derivative financial instruments	58	176
Total	$ 63,949	$ 109,426